Equity (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended
	Aug. 29, 2023	Aug. 25, 2023	Jun. 15, 2023	Nov. 02, 2021	Mar. 31, 2020	Dec. 31, 2023	Aug. 24, 2023	Dec. 31, 2022	Aug. 28, 2021	Aug. 25, 2021
Class of Stock [Line Items]
Common stock, shares authorized						500,000,000	500,000,000	500,000,000
Common stock, par value						$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized							100,000,000
Preferred stock, par value							$ 0.0001
Class of warrant		2,553,192
Warrant exercise price		$ 7.83
Purchase Agreement With Company Operating Partnership and HSCP Strategic IIILP [Member]
Class of Stock [Line Items]
Cash consideration				$ 20,000,000.0
Color Up to Purchase Common Stock Warrants [Member]
Class of Stock [Line Items]
Class of warrant	2,553,192	1,702,128								1,702,128
Warrant exercise price	$ 7.83	$ 11.75							$ 11.75	$ 11.75
Purchase price										$ 20,000,000.0
Series A Preferred Stock Converted to Common Stock [Member]
Class of Stock [Line Items]
Conversion of shares converted						50
Conversion of shares issued						14,000
Series1 Preferred Stock Converted to Common Stock [Member]
Class of Stock [Line Items]
Conversion of shares converted						3,100
Conversion of shares issued						1,000,000.0
Series 2 Preferred Stock to be Converted into Common Shares [Member] | Scenario, Plan [Member]
Class of Stock [Line Items]
Preferred stock, par value			$ 0.0001
Preferred stock dividend rate percentage			10.00%
Preferred stock share subscriptions			46,000
Shares issued price per share			$ 1,000
Preferred stock share subscribed but unissued value			$ 46,000,000
Merger With FWAC [Member] | Earnout Shares [Member]
Class of Stock [Line Items]
Business acquistion equity interest		1,900,000				1,900,000
Merger With FWAC [Member] | Earnout Shares For December 31 2026 Threshhold [Member]
Class of Stock [Line Items]
Business acquistion equity interest		950,000
Business combination share price		13.00
Shares issued price per share		$ 13.00
Merger With FWAC [Member] | Earnout Shares For December 31 2028 Threshold [Member]
Class of Stock [Line Items]
Business acquistion equity interest		950,000
Business combination share price		16.00
Shares issued price per share		$ 16.00
Series 1 Convertible Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							97,000
Preferred stock distributions declared value						$ 16,100,000
Dividends preferred stock						6,400,000
Dividends declared not yet paid						9,700,000		$ 7,900,000
Preferred stock, value						$ 1,000
Series 1 Convertible Redeemable Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred stock dividend rate percentage						5.50%
Series 1 Convertible Redeemable Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred stock dividend rate percentage						7.00%
Series A Convertible Redeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							50,000
Preferred stock dividend rate percentage						7.50%
Preferred stock, value						$ 1,000
Series A Convertible Redeemable Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred stock dividend rate percentage						5.75%
Series 2 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						60,000	60,000	60,000
Preferred stock, par value						$ 0.0001		$ 0.0001
Preferred stock dividend rate percentage			10.00%
Dividends declared not yet paid		$ 4,600,000				$ 4,600,000
Preferred stock, value
Shares issued price per share		$ 1,000
Preferred stock, liquidation preference			$ 1,000.00
Preferred stock, conversion price			$ 3.67
Preferred stock, shares outstanding		46,000	46,000
Preferred stock, convertible shares issuable including accrued dividends			13,787,462			13,787,462
Preferred stock, convertible shares issuable			12,534,058
Preferred stock, convertible shares issuable including accrued dividends			1,253,404			1,253,404
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						50,000		50,000
Preferred stock, par value						$ 0.0001		$ 0.0001
Preferred stock distributions declared value					$ 1,400,000
Dividends preferred stock					$ 600,000
Dividends declared not yet paid						$ 800,000		$ 600,000
Preferred stock, value
Preferred stock, shares outstanding		2,862				2,812		2,862
OP Units [Member]
Class of Stock [Line Items]
Partners capital accout unis contributed	156,138
Partners capital accout unis converted	638,298
Share price	$ 10.37
Equity units outstanding total						$ 42,000,000
OP Units [Member] | Purchase Agreement With Company Operating Partnership and HSCP Strategic IIILP [Member]
Class of Stock [Line Items]
Limited partners capital account units issued				1,702,128
Limited partners option to purchase units				425,532
Limited partners option to purchase units price per share				$ 11.75
Class A Units [Member] | Purchase Agreement With Company Operating Partnership and HSCP Strategic IIILP [Member]
Class of Stock [Line Items]
Limited partners capital account units issued		638,298		425,532
Limited partners option to purchase units price per share		$ 7.83